UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JULY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.4%
	Shares	Value
CONSUMER DISCRETIONARY — 20.2%
Genesco*	1,749	$123,095
GNC Holdings, Cl A	3,776	199,297
Harman International Industries	2,205	133,469
Hasbro	2,449	112,654
Kohl’s	1,667	88,318
Nordstrom	2,665	163,204
Norwegian Cruise Line Holdings*	3,544	107,241
Tupperware Brands	1,793	151,114
Urban Outfitters*	1,802	76,693

		1,155,085

CONSUMER STAPLES — 2.0%
Flowers Foods	4,932	113,239

ENERGY — 7.6%
Cameco	4,891	99,385
Superior Energy Services*	4,060	104,017
Tidewater	1,857	109,545
Whiting Petroleum*	2,336	120,234

		433,181

FINANCIALS — 5.8%
City National	1,690	117,506
Comerica	2,337	99,416
First Republic Bank	2,740	118,340

		335,262

HEALTH CARE — 17.7%
Bruker*	7,430	133,146
CareFusion*	3,636	140,241
CR Bard	1,437	164,680
Hologic*	7,259	164,779
Mednax*	1,897	184,806
Salix Pharmaceuticals*	3,098	228,942

		1,016,594

INDUSTRIALS — 22.6%
ADT	2,676	107,254
Armstrong World Industries*	3,090	154,747
Cintas	3,075	146,094
Hertz Global Holdings*	4,384	112,274
IDEX	1,996	119,061
Jacobs Engineering Group*	1,988	117,690
Kansas City Southern	1,001	107,858
Pentair	1,940	118,495
Ritchie Bros Auctioneers	5,489	105,663
Werner Enterprises	4,618	111,109

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Xylem	3,874	$96,579

		1,296,824

INFORMATION TECHNOLOGY — 15.5%
Blackberry*	7,636	67,426
Cognizant Technology Solutions, Cl A*	1,472	106,558
FactSet Research Systems	827	90,292
FLIR Systems	4,160	135,075
Linear Technology	2,699	109,471
Microchip Technology	4,217	167,584
MICROS Systems*	2,014	98,142
National Instruments	4,089	115,269

		889,817

MATERIALS — 2.6%
Air Products & Chemicals	1,361	147,859

UTILITIES — 2.4%
ITC Holdings	1,483	136,095

TOTAL COMMON STOCK (Cost $4,506,996)		5,523,956

SHORT-TERM INVESTMENT (A) — 3.5%
CASH EQUIVALENT — 3.5%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $203,595)	203,595	203,595

TOTAL INVESTMENTS — 99.9% (Cost $4,710,591) †		$5,727,551

Percentages are based on Net Assets of $5,730,855.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2013.
Cl	Class
†	At July 31, 2013, the tax basis cost of the Fund’s investments was $4,710,591, and the unrealized appreciation and depreciation were $1,087,177 and $(70,217), respectively.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MID CAP PORTFOLIO
JULY 31, 2013
(Unaudited)

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-003-2000

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Shares	Value
CONSUMER DISCRETIONARY — 17.4%
Cinemark Holdings	89,600	$2,609,152
Francesca’s Holdings*	28,900	718,454
Grand Canyon Education*	45,600	1,542,192
Hanesbrands	29,400	1,865,724
Oxford Industries	38,166	2,582,693
Stage Stores	64,400	1,607,424
Texas Roadhouse, Cl A	80,100	1,957,644
Vera Bradley*	65,300	1,582,872
Wendy’s	215,100	1,529,361

		15,995,516

CONSUMER STAPLES — 3.8%
Pricesmart	20,100	1,829,703
Snyders-Lance	50,900	1,610,985

		3,440,688

ENERGY — 3.2%
Gulfport Energy*	32,700	1,739,640
ION Geophysical*	200,100	1,230,615

		2,970,255

FINANCIALS — 5.5%
Cathay General Bancorp	6,470	153,727
First Cash Financial Services*	30,900	1,650,060
Signature Bank*	15,700	1,437,335
UMB Financial	29,877	1,786,645

		5,027,767

HEALTH CARE — 17.0%
Akorn*	157,600	2,236,344
Bruker*	131,000	2,347,520
Haemonetics*	35,400	1,494,588
Hanger Orthopedic Group*	43,900	1,620,788
HealthSouth	81,200	2,643,872
IPC The Hospitalist*	34,500	1,737,765
Owens & Minor	47,650	1,713,494
Team Health Holdings*	43,600	1,753,592

		15,547,963

INDUSTRIALS — 22.4%
Allegiant Travel, Cl A	21,800	2,122,884
Forward Air	48,700	1,780,959
Harsco	57,100	1,470,896
Hexcel*	58,200	2,049,222
Korn*	117,400	2,292,822
MasTec*	51,500	1,699,500

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Middleby*	10,800	$1,932,552
Polypore International*	42,100	1,767,779
Steelcase, Cl A	134,600	2,051,304
Tennant	32,600	1,682,160
United Stationers	41,700	1,725,963

		20,576,041

INFORMATION TECHNOLOGY — 22.3%
Diebold	33,100	1,081,046
Electronics for Imaging*	75,700	2,273,271
FARO Technologies*	35,705	1,311,445
FEI	31,000	2,400,950
Hittite Microwave*	33,900	2,118,072
InvenSense, Cl A*	109,800	1,941,264
JDS Uniphase*	129,000	1,892,430
NETGEAR*	42,700	1,272,887
NICE Systems ADR	57,024	2,207,399
Plantronics	36,900	1,715,481
PTC*	82,400	2,231,392

		20,445,637

MATERIALS — 3.9%
Intrepid Potash	54,500	696,510
Koppers Holdings	32,400	1,252,260
Sensient Technologies	37,800	1,663,578

		3,612,348

TELECOMMUNICATION SERVICES — 1.0%
Iridium Communications*	109,700	923,674

TOTAL COMMON STOCK (Cost $67,880,009)		88,539,889

SHORT-TERM INVESTMENT (A) — 3.1%
CASH EQUIVALENT — 3.1%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $2,830,627)	2,830,627	2,830,627

TOTAL INVESTMENTS — 99.6% (Cost $70,710,636) †		$91,370,516

Percentages are based on Net Assets of $91,771,723.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2013.
ADR	American Depositary Receipt
Cl	Class
†	At July 31, 2013, the tax basis cost of the Fund’s investments was $70,710,636, and the unrealized appreciation and depreciation were $21,911,861 and $(1,251,981), respectively.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
JULY 31, 2013
(Unaudited)

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-2000

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.9%
	Shares	Value
CONSUMER DISCRETIONARY — 12.5%
Asbury Automotive Group*	8,500	$415,140
Body Central*	41,300	498,078
Bravo Brio Restaurant Group*	32,200	526,148
Capella Education*	7,900	387,179
Citi Trends*	31,500	443,835
Conn’s*	7,400	478,188
Kona Grill*	38,790	497,676
Shoe Carnival	17,050	455,406
Valuevision Media, Cl A*	96,322	571,189
Wet Seal, Cl A*	68,800	302,032

		4,574,871

CONSUMER STAPLES — 3.1%
Inter Parfums	17,200	567,256
SunOpta*	71,800	580,144

		1,147,400

ENERGY — 2.8%
Emerald Oil*	73,123	526,486
Triangle Petroleum*	71,200	505,520

		1,032,006

FINANCIALS — 4.5%
1st United Bancorp	79,000	614,620
Berkshire Hills Bancorp	19,300	503,730
Lakeland Financial	17,200	542,660

		1,661,010

HEALTH CARE — 21.2%
Accelrys*	48,700	425,151
Anika Therapeutics*	22,874	459,996
Cantel Medical	19,050	505,587
Computer Programs & Systems	8,700	484,938
Hyperion Therapeutics*	16,000	400,800
LHC Group*	25,600	587,264
MedAssets*	22,700	494,179
Natus Medical*	36,700	469,393
Novadaq Technologies*	24,100	330,170
Omnicell*	29,200	616,120
Quidel*	13,200	353,364
Repligen*	59,300	603,081
RTI Biologics*	127,200	498,624
TearLab*	43,200	611,280
US Physical Therapy	19,700	563,814
Vascular Solutions*	23,800	384,608

		7,788,369

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 21.3%
Astronics*	17,400	$687,474
Celadon Group	26,200	526,882
DXP Enterprises*	7,600	524,400
Dynamic Materials	28,200	546,798
Echo Global Logistics*	27,600	600,852
Exponent	9,200	608,304
GSI Group*	50,100	421,341
Heritage-Crystal Clean*	39,000	606,060
InnerWorkings*	50,200	586,336
John Bean Technologies	24,000	569,040
LB Foster, Cl A	12,000	557,760
Miller Industries	30,600	507,654
Navigant Consulting*	39,400	528,748
Performant Financial*	50,900	538,013

		7,809,662

INFORMATION TECHNOLOGY — 24.7%
Dice Holdings*	49,000	424,830
Digi International*	34,200	339,606
Electro Scientific Industries	46,000	522,100
Envestnet*	19,000	472,910
Fabrinet*	34,600	512,426
Hackett Group	87,000	483,720
LTX-Credence*	55,200	295,872
MaxLinear, Cl A*	79,200	548,856
Move*	48,600	675,054
Nanometrics*	32,700	502,272
NVE*	6,500	322,270
Peregrine Semiconductor*	32,900	359,926
Perficient*	27,200	371,280
Qualys*	25,200	403,200
Stamps.com*	13,900	554,054
Sykes Enterprises*	31,800	558,408
Tangoe*	41,500	749,490
Volterra Semiconductor*	24,900	375,243
WNS Holdings ADR*	28,590	567,225

		9,038,742

MATERIALS — 4.0%
AM Castle*	18,000	306,360
Horsehead Holding*	45,100	552,475
Myers Industries	31,600	615,252

		1,474,087

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
JULY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TELECOMMUNICATION SERVICES — 0.8%
Premiere Global Services*	27,375	$301,125

TOTAL COMMON STOCK (Cost $28,187,073)		34,827,272

SHORT-TERM INVESTMENT (A) — 4.5%
CASH EQUIVALENT — 4.5%
Dreyfus Treasury Cash Management Fund, Cl A, 0.010% (Cost $1,660,848)	1,660,848	1,660,848

TOTAL INVESTMENTS — 99.4% (Cost $29,847,921) †		$36,488,120

Percentages are based on Net Assets of $36,688,388.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2013.
ADR	American Depositary Receipt
Cl	Class
†	At July 31, 2013, the tax basis cost of the Fund’s investments was 29,847,921, and the unrealized appreciation and depreciation were $7,044,243 and $(404,044), respectively.

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013